Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation and Use of Estimates
Basis of Presentation and Use of Estimates
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). To conform with GAAP, the preparation of our financial statements requires management to make judgments, assumptions, and estimates that affect the amounts reported in our financial statements and accompanying notes. Estimates are used for, but not limited to, accruals for clinical trial activity, other accrued liabilities, and assumptions used in determining stock-based compensation expenses and convertible preferred stock warrant liability. We base our estimates on historical experience and on various other assumptions that we believe to be reasonable. Actual results could differ materially from those estimates.

Segments	Segments We operate in one segment and use cash flow as the primary measure to manage our business and do not segment the business for internal reporting or decision-making purposes.
Cash and Cash Equivalents
Cash and Cash Equivalents
Cash equivalents are highly liquid investments with a maturity of 90 days or less at the date of purchase and consist of investments in money market funds. In addition, we maintain cash balances with financial institutions in excess of insured limits and do not anticipate any losses on such cash balances.

Concentration of Risk
Concentration of Risk
We limit our credit risk associated with cash and cash equivalents by placing our deposits with banks we believe are highly creditworthy and our investments with highly rated money market funds.

Accounts Receivable
Accounts Receivable
Accounts receivable are amounts due from other companies related primarily to licensing fees, product sales and research and development services. We considered the need for an allowance for doubtful accounts and have concluded that no allowance was needed as of December 31, 2013 or 2014, as the estimated risk of loss on our accounts receivable was determined to be minimal.

Inventory
Inventory
Inventory is recorded at the lower of cost or market. Cost includes amounts related to materials and labor, and is determined on a specific identification basis in a manner which approximates the first-in, first-out method. We record adjustments to inventory for potentially excess, obsolete, expired, or impaired items.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over an estimated useful life that is generally three years, while leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease term. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is credited or charged to operations. Maintenance and repairs are expensed as incurred. Asset improvements are capitalized.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or any other significant adverse change that would indicate that the carrying amount of an asset is not recoverable.

Accrued Liabilities
Accrued Liabilities
Accrued liabilities represent accrued compensation including vacation accruals, unearned revenue and accrued expenses. As part of the process of preparing our financial statements, we are required to estimate our accrued professional services and research and development expenses. This process involves reviewing contracts and vendor agreements, communicating with our applicable personnel to identify services that have been performed on our behalf. We estimate the level of service performed and the associated cost incurred for the service when we have not yet been invoiced or otherwise notified of actual cost. We make estimates of our accrued expenses as of each balance sheet date in our financial statements based on facts and circumstances known to us.
We base our expenses related to contract manufacturing and clinical trials on our estimates of the services received and efforts expended pursuant to contracts with multiple contract manufacturing organizations and clinical research organizations that conduct and manage supply and clinical trials on our behalf. In accruing service fees, we estimate the time period over which services will be performed and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from our estimate, we adjust the accrual accordingly. Although we do not expect our estimates to be materially different from amounts actually incurred, if our estimates of the status and timing of services performed differ from the actual status and timing of services performed, we may report amounts that are too high or too low in any particular period. To date, we have not experienced any significant adjustments to our estimates.

Leases and Deferred Rent
Leases and Deferred Rent
We have entered into lease agreements for laboratory and office facilities. These leases are classified as operating leases. Rent expense is recognized on a straight-line basis over the term of the lease. Incentives granted under our facilities leases, including allowances to fund leasehold improvements and rent escalations are accrued as deferred rent. Leasehold improvements funded by the lessor are capitalized and are recognized as reductions to rental expense on a straight-line basis over the term of the lease.

Series C Convertible Preferred Stock Warrant Liability
Series C Convertible Preferred Stock Warrant Liability
We account for our warrants in accordance with Accounting Standards Codification (ASC) Topic 480-10, Distinguishing Liabilities from Equity, which requires that a financial instrument, other than an outstanding share, that, at inception, includes an obligation to repurchase the issuer’s equity shares regardless of the timing or likelihood of the redemption, shall be classified as a liability. We measure the fair value of the warrant liability based on the fair value of the warrants which we determine based on an allocation of our enterprise value to all classes of equity and preferred stock, including the warrants. In valuing the warrants, we utilized the income method approach in combination with a Monte Carlo simulation, which is a method that evaluates many possible value outcomes to establish the expected value of an asset. This methodology allows the modeling of securities with complex terms, such as the warrants, where path dependency, floors, caps, triggers, changes of control and down round financing provisions can be taken into account. In each reporting period, we record any change in fair value of the warrants as a non-operating gain or loss in the statements of operations. See note 11 for additional information.

Revenue Recognition
Revenue Recognition
We derive our revenue from collaboration and licensing agreements and the sale of products associated with material transfer, collaboration and supply agreements.
Licensing fees, are recognized when the amounts are earned and determinable during the applicable period. We recognize up-front nonrefundable license fees when due under contractual agreements and when we do not have a continuing obligation to provide services related to the agreement. Revenue associated with nonrefundable up-front license fees under arrangements where the license fees and research and development activities cannot be accounted for as separate units of accounting is deferred and recognized as revenue on a straight-line basis over the expected term of our continued involvement in the research and development process. Revenues from the achievement of research and development milestones, if deemed substantive, are recognized as revenue when the milestones are achieved, and the milestone payments are due and collectible. If not deemed substantive, we recognize such milestones as revenue on a straight-line basis over the remaining expected term of continued involvement in the research and development process.
Milestones are considered substantive if all of the following conditions are met: (1) the milestone is nonrefundable, (2) achievement of the milestone was not reasonably assured at the inception of the arrangement; (3) substantive effort is involved to achieve the milestone; and (4) the amount of the milestone appears reasonable in relation to the effort expended, the other milestones in the arrangement and the related risk associated with the achievement of the milestone and any ongoing research and development or other services are priced at fair value. Payments received in advance of work performed are recorded as unearned revenue.
Certain agreements from which we derive our revenue include multiple deliverables. We recognize the revenue for each deliverable at fair value determined to be estimated selling price in cases when neither vendor specific objective evidence nor third-party evidence is available.
Revenue is recognized when all of the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the price to the customer is fixed or determinable; and (4) collectability is reasonably assured. The evaluation of these revenue recognition criteria requires significant management judgment. For instance, we use judgment to assess collectability based on factors such as the customer’s creditworthiness and past collection history, if applicable. If we determine that collection of a payment is not reasonably assured, revenue recognition is deferred until receipt of payment. We also use judgment to assess whether a price is fixed or determinable including but not limited to, reviewing contractual terms and conditions related to payment terms.
Revenue from product sales of GLA is recognized when the risk of loss has passed to the customer or deferred until such time that risk of loss has passed. All revenues associated from the sale of GLA products supplied by us are reported under product sales with the applicable costs reported under cost of product sales. Product sales consist of the direct costs associated with the manufacture and formulation of GLA, including costs to purchase raw materials, third-party contract manufacturing costs, assay testing and ongoing product stability testing.

Stock-Based Compensation
Stock-Based Compensation
We account for stock-based compensation under the fair value method. Stock-based compensation costs related to employees and directors is measured at the grant date, based on the fair-value-based measurement of the award estimated using the Black-Scholes option-pricing model, and is recognized as expense over the requisite service period on a straight-line basis.
Options granted to non-employee service providers are accounted for at estimated fair value using the Black-Scholes option-pricing model and are remeasured over the vesting term as earned.
We recognize compensation expense for only the portion of options expected to vest. Therefore, management applied an estimated forfeiture rate that was derived from historical employee termination behavior. If the actual number of forfeitures differs from these estimates, adjustments to compensation expense may be required in future periods.

Research and Development
Research and Development
Research and development costs are expensed as incurred. Research and development costs primarily include personnel costs, materials and manufacturing to support clinical trials, fees paid to consultants and outside service providers, costs to conduct clinical trials and allocated overhead. Amounts incurred in connection with collaboration agreements are also included in research and development expense. Payments made prior to the receipt of goods or services to be used in research and development are deferred until the goods or services are received.

Income Taxes
Income Taxes
Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and the operating loss and tax credit carry forwards. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Deferred tax assets and liabilities are measured at the balance sheet date using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period such tax rate changes are enacted. Our net deferred tax asset has been fully offset by a valuation allowance because of our history of losses. Any potential accrued interest and penalties related to unrecognized tax benefits within operations would be recorded as income tax expense. To date, there have been no interest or penalties charged to us related to the underpayment of income taxes.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss is comprised of net loss and certain changes in equity that are excluded from net loss. There was no difference between comprehensive loss and net loss for the years ended December 31, 2012, 2013 and 2014.

Subsequent Events
Subsequent Events
We consider events or transactions that occur after the balance sheet date but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-15, related to an entity’s ability to continue as a going concern. ASU 2014-15 requires an entity's management to evaluate whether there are conditions or events that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued. Public entities are required to apply ASU 2014-15 for annual reporting periods ending after December 15, 2016, and interim periods thereafter. Early application is permitted. We are evaluating the guidance to determine the potential impact on our results of operations, financial condition, cash flows, and financial statement disclosures.
In May 2014, the FASB, issued ASU No. 2014-09, related to the recognition of revenue. ASU 2014-09 requires entities to recognize revenue through the application of a five step model, which includes identification of the contract, identification of the performance obligations, determination of the transaction price, allocation of the transaction price to the performance obligations, and recognition of revenue as the entity satisfies the performance obligations. ASU 2014-09 is effective retrospectively for annual or interim reporting periods beginning after December 15, 2016, with early application not permitted. We are evaluating the guidance to determine the potential impact on our results of operations, financial condition, cash flows, and financial statement disclosures.

Net Loss Per Share
We compute net loss per share attributable to common stockholders using the two-class method required for participating securities. We consider all series of our convertible preferred stock to be participating securities. In accordance with the two-class method, earnings allocated to these participating securities, which include participation rights in undistributed earnings, are subtracted from net income to determine total undistributed earnings to be allocated to common stockholders.
Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Because of net losses recognized in each period, potential common shares issuable upon the exercise of outstanding stock options and warrants and the conversion of preferred shares in the IPO into common shares have not been reflected in the calculation of diluted net loss per share due to the anti-dilutive effect. Diluted net loss per share, therefore, does not differ from basic net loss per share.